EQUITY - Reserves (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2009
EQUITY
Polar acquisition	$ 421,701,520	$ 421,701,520	$ 421,701,520
Foreign currency translation reserves	(556,832,899)	(495,483,366)	(441,580,088)
Cash flow hedge reserve	(24,064,386)	(62,344,501)	50,603,698
Reserve for employee benefit actuarial gains or losses	(6,013,183)	(7,776,316)	(4,885,926)
Legal and statutory reserves	5,435,538	5,435,538	5,435,538	$ 5,435,538
Other	6,014,568	6,014,568	6,014,568
Total	$ (153,758,842)	$ (132,452,557)	$ 37,289,310